Derivative Financial Instruments	6 Months Ended
Sep. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments	DERIVATIVE FINANCIAL INSTRUMENTS
The MUFG Group uses various derivative financial instruments both for trading purposes and for purposes other than trading (primarily risk management purposes) in the normal course of business to meet the financial needs of its customers, as a source of revenue and to manage its exposures to a variety of risks. See Note 23 to the consolidated financial statements for the fiscal year ended March 31, 2024 for a further discussion of the MUFG Group’s use of derivative instruments. During the six months ended September 30, 2024, there was no change in the MUFG Group’s use of derivative instruments that had a material impact on the MUFG Group’s financial position and results of operations.
Notional Amounts of Derivative Contracts
The following table summarizes the notional amounts of derivative contracts at March 31, 2024 and September 30, 2024:

	Notional amounts(1)
	March 31, 2024 (As Adjusted)	September 30, 2024
	(in trillions)
Interest rate contracts	¥1,812.8	¥2,010.0
Foreign exchange contracts	340.7	338.1
Equity contracts	5.0	5.0
Commodity contracts	0.2	0.2
Credit derivatives	5.3	5.6
Other	3.6	3.6
Total	¥2,167.6	¥2,362.5

Note:
(1)Includes both written and purchased positions.
Impact of Derivatives on the Condensed Consolidated Balance Sheets
The following table summarizes fair value information on derivative instruments that are recorded on the MUFG Group’s condensed consolidated balance sheets at March 31, 2024 and September 30, 2024:

	Fair value of derivative instruments
	March 31, 2024(1)(5) (As Adjusted)			September 30, 2024(1)(5)
	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥9,505	¥—	¥9,505	¥10,410	¥—	¥10,410
Foreign exchange contracts	5,647	10	5,657	5,760	3	5,763
Equity contracts	123	—	123	103	—	103
Commodity contracts	19	—	19	20	—	20
Credit derivatives	47	—	47	59	—	59
Other(6)	—	—	—	27	—	27
Total derivative assets	¥15,341	¥10	¥15,351	¥16,379	¥3	¥16,382
Derivative liabilities:
Interest rate contracts	¥10,696	¥—	¥10,696	¥11,277	¥—	¥11,277
Foreign exchange contracts	5,536	—	5,536	5,278	4	5,282
Equity contracts	158	—	158	122	—	122
Commodity contracts	18	—	18	19	—	19
Credit derivatives	62	—	62	55	—	55
Other(6)	(110)	—	(110)	(118)	—	(118)
Total derivative liabilities	¥16,360	¥—	¥16,360	¥16,633	¥4	¥16,637

Notes:
(1)The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
(2)Except for the derivative instruments described in (6), the derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes and are presented in Trading account assets and liabilities.
(3)The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by certain subsidiaries. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying condensed consolidated balance sheets.
(4)This table does not include contracts with embedded derivatives for which the fair value option has been elected.
(5)For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2024.
(6)Other mainly includes bifurcated embedded derivatives carried at fair value, which are presented in Loans, Deposits and Long-term debt.
Impact of Derivatives on the Condensed Consolidated Statements of Income
The following table provides more detailed information regarding the derivative-related impact on the accompanying condensed consolidated statements of income for the six months ended September 30, 2023 and 2024:

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Six months ended September 30, 2023 (As Adjusted):
Interest rate contracts	¥—	¥(223)	¥(223)
Foreign exchange contracts	(380)	—	(380)
Equity contracts	—	(268)	(268)
Credit derivatives	—	(20)	(20)
Other(1)	(8)	(32)	(40)
Total	¥(388)	¥(543)	¥(931)
Six months ended September 30, 2024:
Interest rate contracts	¥—	¥(103)	¥(103)
Foreign exchange contracts	258	—	258
Equity contracts	—	215	215
Credit derivatives	—	2	2
Other(1)	23	(10)	13
Total	¥281	¥104	¥385

Note:
(1)Other mainly includes bifurcated embedded derivatives carried at fair value, which are presented in Loans, Deposits and Long-term debt.
Credit Derivatives
The MUFG Group enters into credit derivatives to manage its credit risk exposure, to facilitate client transactions, and for proprietary trading purposes, under which they provide the counterparty protection against the risk of default on a set of debt obligations issued by a specified reference entity or entities. See Note 23 to the consolidated financial statements for the fiscal year ended March 31, 2024 for a more detailed explanation and discussion of credit derivatives.
The table below summarizes certain information regarding protection sold through credit derivatives as of March 31, 2024 and September 30, 2024:

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2024:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥212,513	¥736,935	¥219,642	¥1,169,090	¥(17,199)
Non-investment grade	82,749	146,029	15,837	244,615	211
Total	295,262	882,964	235,479	1,413,705	(16,988)
Index and basket credit default swaps :
Investment grade(2)	73,300	681,443	10,202	764,945	(11,458)
Non-investment grade	—	—	—	—	—
Not rated	2,836	24,623	3,404	30,863	(548)
Total	76,136	706,066	13,606	795,808	(12,006)
Total credit default swaps sold	¥371,398	¥1,589,030	¥249,085	¥2,209,513	¥(28,994)

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At September 30, 2024:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥205,198	¥776,859	¥190,509	¥1,172,566	¥(17,819)
Non-investment grade	37,040	128,223	9,431	174,694	103
Total	242,238	905,082	199,940	1,347,260	(17,716)
Index and basket credit default swaps :
Investment grade(2)	42,300	769,496	9,864	821,660	(9,993)
Non-investment grade	—	57,092	—	57,092	(802)
Not rated	—	126,043	3,864	129,907	(2,553)
Total	42,300	952,631	13,728	1,008,659	(13,348)
Total credit default swaps sold	¥284,538	¥1,857,713	¥213,668	¥2,355,919	¥(31,064)

Notes:
(1)Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
(2)The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
The MUFG Group may economically hedge its exposure to credit derivatives by entering into offsetting derivative contracts. The carrying value and notional amounts of credit protection sold in which the MUFG Group held purchased protection with identical underlying referenced entities were approximately ¥25 billion and ¥1,920 billion, respectively, at March 31, 2024, and approximately ¥27 billion and ¥2,079 billion, respectively, at September 30, 2024.
Collateral is held by the MUFG Group in relation to these instruments. Collateral requirements are determined at the counterparty level and cover numerous transactions and products as opposed to individual contracts.
Credit Risk, Liquidity Risk and Credit-risk-related Contingent Features
Certain derivative instruments held by the MUFG Group contain provisions that require the MUFG Group’s debt to maintain an investment grade credit rating from each of the major credit rating agencies. If the MUFG Group’s debt were to fall below investment grade, it would be in violation of these provisions, and the counterparties to the derivative instruments could request payments on early termination or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a liability position at March 31, 2024 and September 30, 2024 was approximately ¥0.8 trillion and ¥0.7 trillion, respectively, for which the MUFG Group has posted collateral of approximately ¥274 billion and ¥221 billion, respectively, in the normal course of business. The amount of additional collateral and early termination amount which could be requested if the MUFG Group’s debt falls below investment grade was ¥67 billion and ¥129 billion, respectively, as of March 31, 2024 and ¥44 billion and ¥122 billion, respectively, as of September 30, 2024.